Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Sales and financial services revenue:
Total sales and financial services revenue	¥ 9,921,513	¥ 8,998,661
Costs and expenses:
Cost of sales	5,845,804	5,065,879
Selling, general and administrative	1,588,473	1,473,154
Financial services expenses	1,374,037	1,501,674
Other operating (income) expense, net	(65,494)	14,250
Total costs and expenses	8,742,820	8,054,957
Share of profit (loss) of investments accounted for using the equity method	23,646	11,551
Operating income	1,202,339	955,255
Financial income	19,304	83,792
Financial expenses	104,140	41,082
Income before income taxes	1,117,503	997,965
Income taxes	229,097	(45,931)
Net income	888,406	1,043,896
Net income attributable to
Sony Group Corporation's stockholders	882,178	1,029,610
Noncontrolling interests	¥ 6,228	¥ 14,286
Net income attributable to Sony Group Corporation's stockholders
— Basic	¥ 711.84	¥ 836.75
— Diluted	¥ 705.16	¥ 823.77
Sales of products and services
Sales and financial services revenue:
Total sales and financial services revenue	¥ 8,396,702	¥ 7,333,670
Financial services revenue
Sales and financial services revenue:
Total sales and financial services revenue	¥ 1,524,811	¥ 1,664,991